Offerings - Offering: 1	Jul. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Variable Rate Series A Perpetual Stretch Preferred Stock, $0.001 par value per share
Amount Registered | shares	28,011,111
Proposed Maximum Offering Price per Unit	90
Maximum Aggregate Offering Price	$ 2,520,999,990
Fee Rate	0.01531%
Amount of Registration Fee	$ 385,965.1
Offering Note
(1)
The fee payable in connection with the offering relating to this exhibit has been calculated pursuant to Rule 457(r) under the Securities Act and paid in accordance with Rule 456(b) under the Securities Act.

(2)
The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering of the registrant’s Variable Rate Series A Perpetual Stretch Preferred Stock, $0.001 par value per share. The maximum aggregate offering price of that offering is $2,520,999,990.